Purchase Commitment (Detail) - BOLIVIA $ in Thousands	Dec. 31, 2016 USD ($)
Telecel
Loss Contingencies [Line Items]
2017	$ 6,749
2018	7,370
2019	1,577
2020	1,577
2021	1,577
Thereafter	15,770
Total	34,620
Claro
Loss Contingencies [Line Items]
2017	603
2018	914
2019	914
2020	914
2021	914
Thereafter	10,049
Total	$ 14,308